Note 13 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Unrecognized tax benefits balance at beginning of year	$ 27,977	$ 28,194
Gross increases (decreases) for tax positions of prior years	8,524	(1,768)
Gross increases for current year tax positions	0	1,551
Unrecognized tax benefits balance at end of year	$ 36,501	$ 27,977